Summary of Significant Accounting Policies (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended						12 Months Ended				12 Months Ended			12 Months Ended				12 Months Ended				12 Months Ended					12 Months Ended				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Land	Dec. 31, 2012 Land	Dec. 31, 2013 Building and building improvements	Dec. 31, 2012 Building and building improvements	Dec. 31, 2013 Building and building improvements Minimum	Dec. 31, 2013 Building and building improvements Maximum	Dec. 31, 2013 Leasehold improvements	Dec. 31, 2012 Leasehold improvements	Dec. 31, 2013 Leasehold improvements Maximum	Dec. 31, 2013 Racking	Dec. 31, 2012 Racking	Dec. 31, 2013 Racking Minimum	Dec. 31, 2013 Racking Maximum	Dec. 31, 2013 Warehouse equipment and vehicles	Dec. 31, 2012 Warehouse equipment and vehicles	Dec. 31, 2013 Warehouse equipment and vehicles Minimum	Dec. 31, 2013 Warehouse equipment and vehicles Maximum	Dec. 31, 2013 Furniture and fixtures	Dec. 31, 2012 Furniture and fixtures	Dec. 31, 2013 Furniture and fixtures Minimum	Dec. 31, 2013 Furniture and fixtures Maximum	Dec. 31, 2013 Computer hardware and software	Dec. 31, 2011 Computer hardware and software	Dec. 31, 2012 Computer hardware and software	Dec. 31, 2013 Computer hardware and software Minimum	Dec. 31, 2013 Computer hardware and software Maximum	Dec. 31, 2013 Construction in progress	Dec. 31, 2012 Construction in progress	Dec. 31, 2012 Emerging Business Computer hardware and software	Dec. 31, 2011 International Business Computer hardware and software	Dec. 31, 2013 North American Records and Information Management business Computer hardware and software	Dec. 31, 2011 North American Records and Information Management business Computer hardware and software	Dec. 31, 2013 Corporate and Other Computer hardware and software
Property, plant and equipment and long-lived assets
Useful life							5 years	40 years			10 years			1 year	20 years			1 year	10 years			2 years	10 years				3 years	5 years
Property, plant and equipment, stated at cost	$ 4,631,067	$ 4,443,323	$ 203,423	$ 199,354	$ 1,283,458	$ 1,217,107			$ 499,906	$ 461,927		$ 1,536,212	$ 1,481,377			$ 365,171	$ 366,754			$ 53,590	$ 81,093			$ 511,927		$ 526,973			$ 177,380	$ 108,738
Capitalization of internal use computer software	39,487	26,755
Deferred software cost written off																								1,100	3,500						1,110	3,050	800	450	300
A reconciliation of liabilities for assets retirement obligation
Assets Retirement Obligations, beginning of the year	10,982	10,116
Liabilities Incurred	480	389
Liabilities Settled	(687)	(785)
Accretion Expense	1,123	1,056
Foreign Currency Exchange Movement	(89)	206
Assets Retirement Obligations, end of the year	$ 11,809	$ 10,982